Schedule of operating segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total revenue	$ 4,856,320	$ 3,371,037	$ 2,403,552
Profit/(Loss) from operations	(2,030,859)	(2,480,893)	(2,355,731)
Finance costs	(50,459)	(48,283)	(42,844)
Profit/(Loss) before tax	(2,081,318)	(2,529,176)	(2,398,575)
Income tax expense	(5,137)	(95,562)	7,414
Loss for the financial year	(2,086,455)	(2,624,738)	(2,391,161)
Segment assets	6,969,390	7,133,637
Amortisation of right-of-use assets	474,871	500,144	403,019
Additional of property, plant and equipment	56,413	83,772	221,317
Depreciation of property, plant and equipment	481,173	465,287	455,613
Finance income	3,856	123
Finance costs	50,459	48,283	42,844
Share of results in associates	14,449	(10,760)	3,421
Segment liabilities	10,199,391	8,249,553
Depreciation of property, plant and equipment			14,083
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue	(793,530)	(736,233)	(652,366)
Profit/(Loss) from operations	(4,131)
Finance costs	6,704
Profit/(Loss) before tax	2,573
Income tax expense
Loss for the financial year	2,573
Segment assets	(13,695,022)	(8,892,075)	(6,543,765)
Segment liabilities	(13,509,469)
Amortisation of intangible assets
Amortisation of right-of-use assets	(46,935)
Additional of property, plant and equipment
Depreciation of property, plant and equipment
Finance income
Finance costs	(6,704)
Share of results in associates
Other material non cash items
Segment liabilities		(8,666,225)	(6,383,376)
Depreciation of property, plant and equipment
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	4,856,320	3,371,037	2,403,552
Profit/(Loss) from operations	(2,030,859)	(2,480,893)	(2,355,731)
Finance costs	(50,459)	(48,283)	(42,844)
Profit/(Loss) before tax	(2,081,318)	(2,529,176)	(2,398,575)
Income tax expense	(5,137)	(95,562)	7,414
Loss for the financial year	(2,086,455)	(2,624,738)	(2,391,161)
Segment assets	6,969,390	7,133,637	6,700,933
Segment liabilities	10,199,391
Amortisation of intangible assets	173,451	163,093	44,807
Amortisation of right-of-use assets	474,871	500,144	403,019
Additional of property, plant and equipment	56,413	83,772	455,613
Depreciation of property, plant and equipment	481,173	465,287
Finance income	(3,865)	(123)
Finance costs	50,459	48,283	42,844
Share of results in associates	(14,449)	10,760	(3,421)
Other material non cash items	(951,708)
Segment liabilities		8,249,553	5,249,941
Depreciation of property, plant and equipment			14,083
Medical and wellness segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	4,609,958	3,396,367	2,577,255
Profit/(Loss) from operations	240,038	32,555	(381,848)
Finance costs	(25,509)	(22,825)	(6,944)
Profit/(Loss) before tax	214,529	9,730	(388,792)
Income tax expense	(4,724)	(93,487)	7,414
Loss for the financial year	209,805	(83,757)	(381,378)
Segment assets	2,539,043	2,507,576	1,888,659
Segment liabilities	3,333,502
Amortisation of intangible assets	35		31
Amortisation of right-of-use assets	215,529	199,618	141,762
Additional of property, plant and equipment	12,119	35,675	67,906
Depreciation of property, plant and equipment	58,695	58,580
Finance income
Finance costs	25,509	22,825	6,944
Share of results in associates
Other material non cash items	37,503
Segment liabilities		3,432,954	2,676,331
Depreciation of property, plant and equipment			14,083
Life science segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	939,747	613,490	393,419
Profit/(Loss) from operations	(972,776)	(977,212)	(1,130,176)
Finance costs	(22,908)	(6,253)	(12,240)
Profit/(Loss) before tax	(995,684)	(983,465)	(1,142,416)
Income tax expense	(413)	(2,075)
Loss for the financial year	(996,097)	(985,540)	(1,142,416)
Segment assets	3,457,093	3,628,762	2,893,474
Segment liabilities	8,281,804
Amortisation of intangible assets
Amortisation of right-of-use assets	142,563	121,530	117,110
Additional of property, plant and equipment	5,238	41,989	370,197
Depreciation of property, plant and equipment	398,211	386,024
Finance income
Finance costs	22,908	6,253	12,240
Share of results in associates
Other material non cash items	63,638
Segment liabilities		7,084,309	5,194,755
Depreciation of property, plant and equipment
All other segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	100,145	97,413	85,244
Profit/(Loss) from operations	(1,293,990)	(1,536,236)	(843,707)
Finance costs	(8,746)	(19,205)	(23,660)
Profit/(Loss) before tax	(1,302,736)	(1,555,441)	(867,367)
Income tax expense
Loss for the financial year	(1,302,736)	(1,555,441)	(867,367)
Segment assets	14,688,276	9,889,374	8,462,565
Segment liabilities	12,093,554
Amortisation of intangible assets	173,416	163,093	44,776
Amortisation of right-of-use assets	163,714	178,996	144,147
Additional of property, plant and equipment	39,056	6,108	17,510
Depreciation of property, plant and equipment	23,997	20,683
Finance income	(3,865)	(123)
Finance costs	8,746	19,205	23,660
Share of results in associates	(14,449)	10,760	(3,421)
Other material non cash items	(1,052,849)
Segment liabilities		6,398,515	3,762,231
Depreciation of property, plant and equipment
External sales [member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue
External sales [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	4,856,320	3,371,037	2,403,552
External sales [member] | Medical and wellness segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	4,496,766	3,353,006	2,390,113
External sales [member] | Life science segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	344,518	1,824	523
External sales [member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	15,036	16,207	12,916
Inter segment sales [member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue	(793,530)	(736,233)	(652,366)
Inter segment sales [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue
Inter segment sales [member] | Medical and wellness segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	113,192	43,361	187,142
Inter segment sales [member] | Life science segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	595,229	611,666	392,896
Inter segment sales [member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 85,109	$ 81,206	$ 72,328